SHARE-BASED COMPENSATION - Narrative (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Transfer from share-based compensation liability			$ 130,276,188
Weighted average intrinsic value per share option (CAD per share) | $ / shares						$ 10.51
Compensation expense related to stock options			70,793,763	$ 65,248,941	$ 1,421,973
Share-based compensation			14,930,617
Contributed surplus
Disclosure of range of exercise prices of outstanding share options [line items]
Transfer from share-based compensation liability			130,276,188
Share-based compensation		$ 14,643,333	14,930,617
Administrative
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options			56,461,189	55,072,814	1,104,185
Selling
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options			$ 14,332,574	$ 10,176,127	$ 317,788
Stock Option Plan The Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life (years)			10 years
Compensation expense related to stock options	$ 56,150,430
Restricted Stock Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life (years)			2 years 10 months 24 days
Compensation expense related to stock options			$ 77,861
Restricted Stock Unit | Administrative
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options			47,720
Restricted Stock Unit | Selling
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options			30,141
Deferred Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Compensation expense related to stock options			$ 209,423
Top of range | Stock Option Plan The Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Authorization for the Grant of Options for the Purchase of Common Shares			10.00%